Preferred Shares - Series A Cumulative Fixed Redeemable Rate Reset Preferred Shares Conversion (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Mar. 17, 2016
Disclosure of classes of share capital [line items]
Number of shares issued upon conversion	38,600,000	38,600,000		1,824,620.00
Series A
Disclosure of classes of share capital [line items]
Number of shares converted into other classes of shares				1,824,620
Number of shares issued upon conversion	10,200,000	10,200,000
Number of shares outstanding	10,200,000	10,200,000		12,000,000
Payment period for cumulative preferential cash dividends		5 years
Annualized fixed dividend rate		2.709%
Series F
Disclosure of classes of share capital [line items]
Shares Required To Cause Conversion of Securities, Trigger	1,000,000
Series B
Disclosure of classes of share capital [line items]
Number of shares issued upon conversion	1,800,000	1,800,000
Number of shares outstanding	1,800,000	1,800,000
Payment period for cumulative preferential cash dividends		5 years
Annualized fixed dividend rate	2.03%
Series E
Disclosure of classes of share capital [line items]
Number of shares converted into other classes of shares			0
Number of shares issued upon conversion	9,000,000	9,000,000
Number of shares outstanding	9,000,000	9,000,000
Annualized fixed dividend rate	5.194%
Series D
Disclosure of classes of share capital [line items]
Shares Required To Cause Conversion of Securities, Trigger	1,000,000
Series C
Disclosure of classes of share capital [line items]
Number of shares converted into other classes of shares			0
Number of shares issued upon conversion	11,000,000	11,000,000
Number of shares outstanding	11,000,000	11,000,000
Annualized fixed dividend rate	4.027%